Loss per Common Share - Summary of Weighted Average Number of Shares of Common Stock Outstanding (Details) - shares shares in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Stock options, warrants, and unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	387,294	281,023
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	12,000	12,000
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	37,046	34,071